Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories
9.	Inventories

	2022	2021
	$	$

Ore in stockpiles	5,943	4,194
Tailings	2,616	—
Gold-in-circuit inventory	4,451	8,638
Refined precious metals	37	1,113
Supplies and other	4,594	4,651
Total inventories	17,641	18,596

Refined precious metals, gold-in-circuit and ore in stockpiles are measured at the lower of weighted average production cost and net realizable value. Net realizable value is calculated as the difference between the estimated selling price and estimated costs to complete processing into a saleable form plus variable selling expenses. Production costs include the cost of materials, labour, mine site production overheads and depreciation to the applicable stage of processing